Fair value of assets and liabilities	12 Months Ended
Dec. 31, 2022
Fair value of assets and liabilities
Fair value of assets and liabilities

15. Fair value of assets and liabilities

Valuation methodology

The tables below sets forth the fair value of financial instruments grouped by the fair value level at December 31, 2022, 2021 and 2020.

	At December 31, 2022
($ in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Capital provision assets
Derivative financial assets
Single case	-	-	792,745	792,745
Portfolio	-	-	2,022,406	2,022,406
Portfolio with equity risk	-	-	99,406	99,406
Legal risk management	-	-	3,201	3,201
Non-derivative financial assets
Joint ventures and equity method investments	-	-	159,225	159,225
Single case with equity risk	8,745	-	-	8,745
Assets of consolidated investment companies
Complex strategies (Strategic Value Fund)	-	-	12,657	12,657
Litigation finance (BOF-C)	10,000	-	526,575	536,575
Litigation finance (Advantage fund)	-	-	100,596	100,596
Due from settlement of capital provision assets	-	-	116,582	116,582
Marketable securities
Asset-backed securities	-	32,933	-	32,933
Corporate bonds	-	79,899	-	79,899
Mutual funds	6,033	-	-	6,033
US treasuries and commercial paper	14,806	-	-	14,806
Foreign Government Bonds	-	2,687	-	2,687
Total assets	39,584	115,519	3,833,393	3,988,496

Liabilities:
Financial liabilities related to third-party interests in capital provision assets	-	-	425,205	425,205
Total liabilities	-	-	425,205	425,205
Net total	39,584	115,519	3,408,188	3,563,291

	(as restated)
	At December 31, 2021
($ in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Capital provision assets
Derivative financial instruments
Single case	-	-	655,674	655,674
Portfolio	-	-	1,752,137	1,752,137
Portfolio with equity risk	-	-	200,484	200,484
Legal risk management	-	-	2,567	2,567
Non-derivative financial assets
Joint ventures and equity method investments	-	-	162,103	162,103
Other	-	-	2,083	2,083
Assets of consolidated investment companies
Complex strategies (Strategic Value Fund)	-	-	12,855	12,855
Litigation finance (BOF-C)	-	-	329,360	329,360
Due from settlement of capital provision assets	-	-	86,311	86,311
Marketable securities
Asset-backed securities	-	56,285	-	56,285
Corporate bonds	-	84,003	-	84,003
Mutual funds	10,636	8,912	-	19,548
US treasuries and commercial paper	15,500	-	-	15,500
Total assets	26,136	149,200	3,203,574	3,378,910

Liabilities:
Financial liabilities related to third-party interests in capital provision assets	-	-	424,733	424,733
Total liabilities	-	-	424,733	424,733
Net total	26,136	149,200	2,778,841	2,954,177

	(as restated)
	At December 31, 2020
($ in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Capital provision assets
Derivative financial instruments
Single case	-	-	623,309	623,309
Portfolio	-	-	1,677,885	1,677,885
Legal risk management	-	-	2,238	2,238
Non-derivative financial assets
Joint ventures and equity method investments	-	-	139,041	139,041
Other	-	-	2,083	2,083
Assets of consolidated investment companies
Complex strategies (Strategic Value Fund)	-	-	85,166	85,166
Litigation finance (BOF-C)	-	-	184,592	184,592
Due from settlement of capital provision assets	-	-	30,708	30,708
Marketable securities
Corporate bonds	-	5,137	-	5,137
Mutual funds	11,457		-	11,457
Total assets	11,457	5,137	2,745,022	2,761,616

Liabilities:
Financial liabilities related to third-party interests in capital provision assets	-	-	424,965	424,965
Total liabilities	-	-	424,965	424,965
Net total	11,457	5,137	2,320,057	2,336,651

The Group has elected the fair value option for certain equity method investments, marketable securities, due from settlement of capital provision assets and financial liabilities relating to third-party interests in capital provision assets in order to provide a consistent fair value measurement approach for all capital provision related activity. Interest and dividend income on these assets are recognized as income when they are earned. There were no gains or losses recognized in the consolidated statements of operations with respect to these assets and liabilities.

The key risk and sensitivity across all of the capital provision assets relates to the underlying litigation associated with each case that is underwritten and financed. The sensitivity to this Level 3 input is therefore considered to be similar across the different types of capital provision assets and is expressed as a portfolio-wide stress.

Movements in Level 3 fair value assets and liabilities

The tables below set forth the analysis of the movements in the Level 3 financial assets and liabilities for the years ended December 31, 2022, 2021 and 2020.

	For the year ended December 31, 2022
			Transfers				Foreign	At
	At beginning	Transfers	between			Income for	exchange	end of
($ in thousands)	of period	into Level 3	types	Deployments	Realizations	the period	gains/(losses)	period
Single case	655,674	-	(1,916)	161,785	(45,371)	28,243	(5,670)	792,745
Portfolio	1,752,137	-	1,916	272,796	(138,277)	135,962	(2,128)	2,022,406
Portfolio with equity risk	200,484	-	-	366	(157,191)	55,747	-	99,406
Legal risk management	2,567	-	-	130	-	718	(214)	3,201
Joint ventures and equity method investments	162,103	-	-	7,864	(5,916)	(1,627)	(3,199)	159,225
Complex strategies (Strategic Value Fund)	12,855	-	-	-	(1,663)	1,465	-	12,657
Litigation finance (BOF-C)	329,360	-	-	132,006	(53,358)	118,563	4	526,575
Litigation finance (Advantage Fund)	-	-	-	121,896	(22,875)	1,575	-	100,596
Other	2,083	-	-	-	(2,083)	-	-	-
Total capital provision assets	3,117,263	-	-	696,843	(426,734)	340,646	(11,207)	3,716,811
Due from settlement of capital provision assets	86,311	-	-	426,734	(396,465)	-	2	116,582
Total Level 3 assets	3,203,574	-	-	1,123,577	(823,199)	340,646	(11,205)	3,833,393

Financial liabilities for third-party interests in capital provision assets	424,733	-	-	29	(52)	495	-	425,205
Total Level 3 liabilities	424,733	-	-	29	(52)	495	-	425,205

	(as restated)
	For the year ended December 31, 2021
			Transfers				Foreign	At
	At beginning	Transfers	between			Income for	exchange	end of
($ in thousands)	of period	into level 3	types	Deployments	Realizations	the period	gains/(losses)	period
Single case	623,309	-	(2,727)	133,131	(206,573)	109,125	(591)	655,674
Portfolio	1,677,885	-	2,727	84,074	(59,070)	49,857	(3,336)	1,752,137
Legal risk management	2,238	-	-	156	-	367	(194)	2,567
Portfolio with equity risk	-	-	-	212,384	-	(11,900)	-	200,484
Joint ventures and equity method investments	139,041	-	-	19,327	(1,799)	16,838	(11,304)	162,103
Other	2,083	-	-	-	-	(85)	85	2,083
Complex strategies	85,166	-	-	-	(81,022)	8,711	-	12,855
Litigation finance (BOF-C)	184,592	-	-	224,893	(106,684)	26,498	61	329,360
Total capital provision assets	2,714,314	-	-	673,965	(455,148)	199,411	(15,279)	3,117,263
Due from settlement of capital provision assets	30,708	-	-	455,148	(399,705)	160	-	86,311
Total Level 3 assets	2,745,022	-	-	1,129,113	(854,853)	199,571	(15,279)	3,203,574

Financial liabilities for third-party interests in capital provision assets	424,965	-	-	-	(37)	(195)	-	424,733
Total Level 3 liabilities	424,965	-	-	-	(37)	(195)	-	424,733

	(as restated)
	For the year ended December 31, 2020
			Transfers				Foreign	At
	At beginning	Transfers	between			Income for	exchange	end of
($ in thousands)	of period	into Level 3	types	Deployments	Realizations	the period	gains/(losses)	period
Single case	433,040	-	47,597	125,463	(166,461)	180,864	2,806	623,309
Portfolio	1,606,411	-	38,531	89,119	(172,925)	114,952	1,797	1,677,885
Legal risk management	1,676	-	-	-	-	384	178	2,238
Asset recovery	86,128	-	(86,128)	-	-	-	-	-
Joint ventures and equity method investments	124,546	-	-	11,373	(1,314)	(5,922)	10,358	139,041
Other	2,083	-	-	-	-	-	-	2,083
Complex strategies	192,356	49,950	-	-	(173,049)	15,909	-	85,166
Litigation finance (BOF-C)	111,311	-	-	71,188	(19,663)	21,776	(20)	184,592
Total capital provision assets	2,557,551	49,950	-	297,143	(533,412)	327,963	15,119	2,714,314
Due from settlement of capital provision assets	52,514	-	-	526,588	(548,593)	199	-	30,708
Total Level 3 assets	2,610,065	49,950	-	823,731	(1,082,005)	328,162	15,119	2,745,022

Financial liabilities for third-party interests in capital provision assets	419,645	-	-	224	-	5,096	-	424,965
Total Level 3 liabilities	419,645	-	-	224	-	5,096	-	424,965

All transfers into and out of Level 3 are recognized as if they have taken place at the beginning of each reporting period. There were no transfers into Level 3 during the years ended December 31, 2022 and 2021, and transfers into Level 3 during the year ended December 31, 2020 of $50.0 million related to assets where the underlying asset no longer has a quoted price and became subject to the Group’s valuation methodology for Level 3 financial instruments as set forth in note 2 (Summary of significant accounting policies).

Sensitivity of Level 3 valuations

The Group updated its valuation policy for capital provision assets during the year ended December 31, 2022. Capital provision assets are fair valued using an income approach. The income approach estimates fair value based on the Group’s estimated, risk-adjusted future cash flows, using a discount rate to reflect the funding risk of deploying capital for funding capital provision assets. The income approach requires management to make a series of assumptions, such as discount rate, the timing and amount of both expected cash inflows and additional fundings and a risk-adjustment factor reflecting the uncertainty inherent in the cash flows primarily driven by litigation risk, which changes as a result of observable litigation events. These assumptions are considered Level 3 inputs.

A cash flow forecast is developed for each capital provision asset based on the anticipated funding commitments, damages or settlement estimates and the Group’s contractual entitlement. Cash flow forecasts incorporate management’s assumptions related to creditworthiness of the counterparty and collectability. In cases where cash flows are denominated in a foreign currency, forecasts are developed in the applicable foreign currency and translated to US dollars.

Capital provision assets are recorded at initial fair value, which is equivalent to the initial transaction price for a given capital provision asset, based on an assessment that it is an arm’s-length transaction between independent third parties and an orderly transaction between market participants. Using the cash flow forecast and a discount rate, an appropriate risk adjustment factor is calculated to be applied to the forecast cash inflows to calibrate the valuation model to the initial transaction price. Each reporting period, the cash flow forecast is updated based on the best available information on damages or settlement estimates and it is determined whether there has been an objective event in the underlying litigation process, which would change the litigation risk and thus the risk-adjustment factor associated with the capital provision asset. These objective events could include, among others:

▪	A significant positive ruling or other objective event prior to any trial court judgment
▪	A favorable trial court judgment
▪	A favorable judgment on the first appeal
▪	The exhaustion of as-of-right appeals
▪	In arbitration cases, where there are limited opportunities for appeal, issuance of a tribunal award
▪	An objective negative event at various stages in the litigation process

Each reporting period, the updated risk-adjusted cash flow forecast is then discounted at the then current discount rate to measure fair value. The discount rate includes an applicable risk-free rate and credit spread to incorporate both market and idiosyncratic asset-class risk. To the extent an asset is denominated in a foreign currency, the discount rate applied incorporates a risk-free rate and credit spread that is jurisdictionally appropriate.

The Group’s fair value policy provides for ranges of percentages to be applied against the risk adjustment factor to more than 70 discrete objective litigation events across five principal different types of litigation. The tables below set forth each of the key unobservable inputs used to value the Group’s capital provision assets and the applicable ranges and weighted average by relative fair value for such inputs.

	At December 31, 2022
Type	Fair value	Principal value technique	Unobservable input	Min	Max	Weighted avg
Single	$ 3,061,594	Discounted cash flow	Discount rate	5.8%	7.9%	7.3%
Portfolio			Duration (years)	0.2	8.2	3.4
Joint ventures and equity method			Adjusted risk premium	0.0%	94.2%	38.1%
Legal risk management			Positive case milestone factor:
Litigation finance (BOF-C)			Significant ruling or other objective event prior to trial court judgment	5%	40%	20%
Financial liabilities related to			Trial court judgment or tribunal award	4%	60%	53%
third party interests in capital			Appeal judgment	60%	80%	67%
provision assets			Asset Freeze	20%	20%	20%
			Settlement	40%	80%	76%
			Portfolios with multiple factors	1%	100%	14%
			Other	100%	100%	100%
			Negative case milestone factor:
			Significant ruling or other objective event prior to trial court judgment	(10)%	(60)%	(13)%
			Trial court judgment or tribunal award	(55)%	(60)%	(56)%
			Appeal judgment	(80)%	(80)%	(80)%
			Portfolios with multiple factors	(50)%	(50)%	(50)%

Litigation finance	$ 100,596	Discounted cash flow	Discount rate	7.3%	7.4%	7.4%
(Advantage Fund)			Duration (years)	0.7	3.7	2.5

Portfolio with equity risk	$ 116,759	Discounted cash flow	Discount rate	16.5%	16.5%	16.5%
			Duration (years)	1.8	3.8	2.8
			Conversion ratio	2.6	2.6	2.6

Due from settlement of capital provision assets	$ 116,582	Discounted cash flow	Collection risk	0%	100%	0%

Complex strategies and other	$ 12,657

Level 3 assets and liabilities, net	$ 3,408,188

	(as restated)
	At December 31, 2021
Type	Fair value	Principal value technique	Unobservable input	Min	Max	Weighted avg
Single	$ 2,442,380	Discounted cash flow	Discount rate	3.9%	6.6%	5.8%
Portfolio			Duration (years)	0.2	8.3	4.4
Joint ventures and equity method			Adjusted risk premium	0.0%	97.3%	36.0%
Legal risk management			Positive case milestone factor:
Litigation finance (BOF-C)			Significant ruling or other objective event prior to trial court judgment	5%	40%	22%
Financial liabilities related to			Trial court judgment or tribunal award	50%	60%	58%
third party interests in capital			Appeal judgment	52%	80%	58%
provision assets			Asset Freeze	20%	20%	20%
			Settlement	10%	80%	69%
			Portfolios with multiple factors	1%	100%	12%
			Other	100%	100%	100%
			Negative case milestone factor:
			Significant ruling or other objective event prior to trial court judgment	(60)%	(60)%	(60)%
			Trial court judgment or tribunal award	(55)%	(60)%	(56)%
			Appeal judgment	(80)%	(80)%	(80)%
			Portfolios with multiple factors	(50)%	(82)%	(54)%
Portfolio with equity risk	$ 235,212	Discounted cash flow	Discount rate	12.9%	12.9%	12.9%
			Duration (years)	0.8	5.8	3.2
			Conversion ratio	5.4	5.4	5.4

Due from settlement of capital provision assets	$ 86,311	Discounted cash flow	Collection risk	0%	0%	0%

Complex strategies and other	$ 14,938

Level 3 assets and liabilities, net	$ 2,778,841

	(as restated)
	At December 31, 2020
Type	Fair value	Principal value technique	Unobservable input	Min	Max	Weighted avg
Single	$ 2,202,100	Discounted cash flow	Discount rate	3.8%	6.0%	5.0%
Portfolio			Duration (years)	0.5	9.3	5.3
Joint ventures and equity method			Adjusted risk premium	0.0%	99.3%	34.8%
Legal risk management			Positive case milestone factor:
Litigation finance (BOF-C)			Significant ruling or other objective event prior to trial court judgment	5%	40%	33%
Financial liabilities related to			Trial court judgment or tribunal award	20%	60%	51%
third party interests in capital			Appeal judgment	80%	80%	80%
provision assets			Exhaustion of as-of-right appeals	80%	80%	80%
			Asset Freeze	20%	50%	41%
			Settlement	40%	80%	74%
			Portfolios with multiple factors	4%	100%	11%
			Other	100%	100%	100%
			Negative case milestone factor:
			Significant ruling or other objective event prior to trial court judgment	(60)%	(60)%	(60)%
			Trial court judgment or tribunal award	(50)%	(50)%	(50)%
			Appeal judgment	(80)%	(82)%	(80)%

Due from settlement of capital provision assets	$ 30,708	Discounted cash flow	Collection risk	0%	0%	0%

Complex strategies and other	$ 87,249

Level 3 assets and liabilities, net	$ 2,320,057

Following origination, the Group engages in a review of each capital provision asset’s fair value in connection with the preparation of the consolidated financial statements. At December 31, 2022, 2021 and 2020, should the prices of the due from settlement of capital provision assets, capital provision assets and financial liabilities relating to third-party interests in capital provision assets have been 10% higher or lower while all other variables remained constant, our income and net assets would have increased or decreased, respectively, by $342.7 million, $277.8 million and $232.0 million at December 31, 2022, 2021 and 2020, respectively.

Further, at December 31, 2022, should interest rates have been 50 bps or 100 bps higher or lower than the actual interest rates used in the fair value estimation, while all other variables remained constant, consolidated income and net assets would have increased and decreased by the following amounts:

($ in thousands)	At December 31, 2022
Hypothetical change:
100 bps lower interest rates	128,125
50 bps lower interest rates	56,557
100 bps higher interest rates	(121,583)
50 bps higher interest rates	(63,562)

The sensitivity impact has been provided on a pre-tax basis on both income and net assets as the Group considers the fluctuation in the Group’s effective tax rate from period to period could indicate changes in sensitivity not driven by the valuation that are difficult to follow and detract from the comparability of this information.

Reasonably possible alternative assumptions

The determination of fair value for capital provision assets, derivative financial liabilities and asset subparticipations involves significant judgments and estimates. While the potential range of outcomes for the assets is wide, the Group’s fair value estimation is its best assessment of the current fair value of each asset or liability, as applicable. Such estimate is inherently subjective, being based largely on an assessment of how individual events have changed the possible outcomes of the asset or liability, as applicable, and their relative probabilities and hence the extent to which the fair value has altered. The aggregate of the fair values selected falls within a wide range of reasonably possible estimates. In the Group’s opinion, there is no useful alternative valuation that would better quantify the market risk inherent in the portfolio and there are no inputs or variables to which the values of the assets are correlated other than interest rates which impact the discount rates applied.